Trade accounts payable (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Trade accounts payable
Trade accounts payable	R$ 632,565	R$ 621,179
Domestic
Trade accounts payable
Trade accounts payable	559,885	575,631
Foreign
Trade accounts payable
Trade accounts payable	R$ 72,680	R$ 45,548